Equity (Tables)	9 Months Ended
Sep. 30, 2024
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expense
Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance-based restricted share units (”PSUs”) were allocated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	U.S $ in thousands		U.S $ in thousands
Cost of revenues	$912	$891	$2,875	$2,822
Research and development, net	1,765	1,605	6,016	5,561
Selling, general and administrative	3,892	4,985	13,673	15,361
Total stock-based compensation expenses	$6,569	$7,481	$22,564	$23,744

Schedule of stock option activity
A summary of the Company’s stock option activity for the nine months ended September 30, 2024 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2024	1,360,652	20.67
Granted	—	—
Exercised	(12,413)	12.30
Forfeited	(176,524)	23.65
Options outstanding as of September 30, 2024	1,171,715	20.31
Options exercisable as of September 30, 2024	940,704	21.29

Schedule of RSUs and PSUs activity
A summary of the Company’s RSUs and PSUs activity for the nine months ended September 30, 2024 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2024	3,842,232	17.95
Granted	2,262,431	10.85
Vested	(1,273,414)	18.75
Forfeited	(555,579)	15.99
Unvested as of September 30, 2024	4,275,670	18.83

Schedule of accumulated other comprehensive loss
The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the nine months ended September 30, 2024 and 2023, respectively:

	Nine Months Ended September 30, 2024
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2024	$1,790	$(8,869)	$(7,079)
Other comprehensive income (loss) before reclassifications	430	918	1,348
Amounts reclassified from accumulated other comprehensive loss	(2,051)	—	(2,051)
Other comprehensive loss	(1,621)	918	(703)
Balance as of September 30, 2024	$169	$(7,951)	$(7,782)

	Nine Months Ended September 30, 2023
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2023	$(299)	$(12,519)	$(12,818)
Other comprehensive income before reclassifications	(3,122)	482	(2,640)
Amounts reclassified from accumulated other comprehensive loss	2,500	—	2,500
Other comprehensive income	(622)	482	(140)
Balance as of September 30, 2023	$(921)	$(12,037)	$(12,958)